Lease Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Reconciliation of Lease Right of Use Assets

Changes in the carrying amount of lease ROU assets were as follows:

	Land and buildings	Equipment	Total lease ROU assets

Cost
January 1, 2025	$60	$42	$102
Additions	9	15	24
Disposals	(6)	(6)	(12)
Lease measurement adjustment	(1)	1	-
Currency translation effects	1	1	2

December 31, 2025	$63	$53	$116

Accumulated depreciation
January 1, 2025	$(29)	$(15)	$(44)
Depreciation charge	(9)	(12)	(21)
Disposals	5	6	11
Currency translation effects	(1)	-	(1)

December 31, 2025	$(34)	$(21)	$(55)

Net book value – December 31, 2025	$29	$32	$61

	Land and buildings	Equipment	Total lease ROU assets

Cost
January 1, 2024	$64	$30	$94
Additions	5	18	23
Disposals	(7)	(3)	(10)
Currency translation effects	(2)	(3)	(5)

December 31, 2024	$60	$42	$102

Accumulated depreciation
January 1, 2024	$(22)	$(10)	$(32)
Depreciation charge	(11)	(8)	(19)
Disposals	2	3	5
Currency translation effects	2	-	2

December 31, 2024	$(29)	$(15)	$(44)

Net book value – December 31, 2024	$31	$27	$58